Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses	$ 3,375,350	$ 3,403,098
Preferred stock, shares authorized	1,000,000	1,000,000
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value
Common stock, shares issued	3,542,984	3,542,984
Common stock, shares outstanding	3,542,984	3,542,984
Preferred Stock Series A [Member]
Preferred stock, shares issued	189,356	189,356
Preferred stock, shares outstanding	189,356	189,356
Preferred stock, par value
Preferred stock, fixed percentage rate	4.50%	4.50%
Preferred stock, liquidation value	$ 14	$ 14
Preferred Stock Series D [Member]
Preferred stock, shares issued	181,154	181,154
Preferred stock, shares outstanding	181,154	181,154
Preferred stock, par value
Preferred stock, fixed percentage rate	5.00%	5.00%
Preferred stock, liquidation value	$ 7.08	$ 7.08